INVESTMENT IN JOINT VENTURE - Reconciliation to the share of (profit) loss of joint venture (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of joint ventures [line items]
Profit (loss)	$ (6,102,000)	$ (4,133,000)
Company's share of THI's loss, recognized in the consolidated statements of comprehensive income (Loss)	$ (655,000)
THI
Disclosure of joint ventures [line items]
Percentage of which financial information is based on	100.00%